Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 6,767,741	$ 6,711,398
Asset disposed	550,736	$ 67,784
Fixed assets	$ 850,703